4. CONCESSIONS AND AUTHORIZATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Concessions And Authorizations
Schedule of concessions and authorizations held

Cemig, through its subsidiaries, holds the following concessions or authorizations:

	Company holding concession or authorization	Concession or authorization contract*	Expiration date
POWER GENERATION
Hydroelectric plants
Emborcação (1)	Cemig GT	07/1997	07/2025
Nova Ponte (1)	Cemig GT	07/1997	07/2025
Santa Luzia (1)	Cemig GT	07/1997	02/2026
Sá Carvalho (1)	Sá Carvalho	01/2004	12/2024
Rosal (1)	Rosal Energia	01/1997	05/2032
Mineiro (1) Salto Voltão (1) Salto Paraopeba (1) Salto do Passo Velho (1)	Horizontes Energia	Resolution 331/2002	07/2025 10/2030 10/2030 10/2030
PCH Pai Joaquim (1)	Cemig PCH	Authorizing Resolution 377/2005	04/2032
Irapé (1)	Cemig GT	14/2000	02/2035
Queimado (Consórcio) (1)	Cemig GT	06/1997	01/2033
Salto Morais (1)	Cemig GT	02/2013	07/2020
Rio de Pedras (1)	Cemig GT	02/2013	09/2024
Luiz Dias (1)	Cemig GT	02/2013	08/2025
Poço Fundo (1)	Cemig GT	02/2013	08/2025
São Bernardo (1)	Cemig GT	02/2013	08/2025
Xicão (1)	Cemig GT	02/2013	08/2025
Três Marias (2)	Cemig Geração Três Marias	08/2016	01/2046
Salto Grande (2)	Cemig Geração Salto Grande	09/2016	01/2046
Itutinga (2)	Cemig Geração Itutinga	10/2016	01/2046
Camargos (2)	Cemig Geração Camargos	11/2016	01/2046
Coronel Domiciano, Joasal, Marmelos, Paciência and Piau (2)	Cemig Geração Sul	12/2016 and 13/2016	01/2046
Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras (2)	Cemig Geração Leste	14/2016 and 15/2016	01/2046
Cajurú, Gafanhoto and Martins (2)	Cemig Geração Oeste	16/2016	01/2046
Thermal plants
Igarapé (1) (5)	Cemig GT	07/1997	08/2024
Wind power plants
Central Geradora Eólica Praias de Parajuru (3)	Parajuru	Resolution 526/2002	09/2032
Central Geradora Eólica Volta do Rio (3)	Volta do Rio	Resolution 660/2001	01/2031
POWER TRANSMISSION
National grid (4)	Cemig GT	006/1997	01/2043
Substation – SE Itajubá (4)	Cemig GT	79/2000	10/2030
ENERGY DISTRIBUTION (6)	Cemig D	002/1997 003/1997 004/1997 005/1997	12/2045
GAS DISTRIBUTION (6) (7)	Gasmig	State Law 11,021/1993	01/2053

*	Cemig has grants for hydroelectric generation with potential of 5MW or less, and thus under Law 9074/95, these are dispensed from concession, permission or authorization, and do not have a final concession date.
(1)	Generation concession contracts that are not within the scope of IFRIC 12, whose infrastructure assets are recorded as PP&E since the concession grantor does not have control over whom the service is provided to as the output is being sold mainly in the Free Market (‘ACL’).
(2)	Generation concession contracts within the scope of IFRIC 12, under which Cemig has the right to receive cash and therefore, recognizes a concession financial assets.
(3)	This refers to concessions, given by the process of authorization, for generation, as an independent power producer, of wind power, sold under the Proinfa program. The assets tied to the right of commercial operation are recorded in PP&E. The rights of authorization of commercial operation that are classified as an Intangible.
(4)	These refer to transmission concession contracts, for which a contract asset was recognized upon the application of IFRS 15, for being subject to satisfaction of performance obligations.
(5)	On December 6, 2019, Aneel suspended Igarapé Plant commercial operation upon Cemig GT’s claim for early termination of its concession contract.
(6)	Concession contracts that are within the scope of IFRIC 12 and under which the concession infrastructure assets are recorded under the intangible and financial assets bifurcation model, and in compliance with IFRS 15, the infrastructure under construction has been classified as a contract asset. Despite the segregation of distribution concession contract into four regions of State of Minas Gerais, its terms and conditions are the same.
(7)	On September 19, 2019, Gasmig executed with the State of Minas Gerais, as Granting Authority, the Third Amendment to the Concession Agreement, assuring Gasmig the extension of its concession term until 2053. For further information, please see Note 20 – Intangible Assets.

Schedule of concession and amount to be paid

The information on the concessions and the amounts to be paid are as follows:

Project	Nominal value in 2019	Present value in 2019	Period of the concession	Updating indexer
Irapé	33	15	03/2006 – 02/2035	IGPM
Queimado (Consortium)	8	4	01/2004 – 12/2032	IGPM
Salto Morais Small Hydro Plant (1)	–	–	06/2013 – 07/2020	IPCA
Rio de Pedras Small Hydro Plant (1)	–	–	06/2013 – 09/2024	IPCA
Various Small Hydro Plants (*) (1)	–	–	06/2013 – 08/2025	IPCA

(*)	SHPs, with installed capacity less than 50 MW: Luiz Dias, Poço Fundo, São Bernardo and Xicão.
(1)	Under Aneel Resolution 467/2011 the power plants with total installed generation capacity of 1 to 50 MW must pay Aneel for five years, starting on the date that the concession contract is signed. The power plants contracts of Salto Morais, Rio de Pedras, Luis Dias, Poço Fundo, São Bernardo and Xicão were signed in 06/2013, completing five years in 2018, therefore, they didn’t make any payments in 2019.

Schedule of nominal value and present value portion to be paid

The amounts paid to the grantor in 2019, the nominal value and the present value of the amounts to be paid in the next 12 months, are as follows:

Project	Interest, %	Amounts paid in 2019	Amounts to be paid in the next 12 months
Irapé	100.00	2	2
Queimado (Consortium)	82.50	1	1